CONTRACT BALANCES	12 Months Ended
Dec. 31, 2020
CONTRACT BALANCES
CONTRACT BALANCES

4     CONTRACT BALANCES

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2019	2020

Accounts receivable	881,177	1,482,498
Less: allowance for doubtful accounts	(133)	(2,163)
Accounts receivable, net	881,044	1,480,335

Including:
- Current portion	879,962	1,480,335
- Non-current portion	1,082	—

As of December 31, 2019 and 2020, the accounts receivable expected to be received after one year amounted to RMB1,082 and nil were recorded in other non-current assets in the consolidated balance sheet, respectively.

Accounts receivable of RMB520,382 and RMB819,578 was pledged as security for bank loans (Note 9) as of December 31, 2019 and 2020, respectively. Accounts receivable of RMB128,353 was pledged as security for finance lease and other financing obligations (Note 12) as of December 31, 2020.

The following table presents the movement of the allowance for doubtful accounts:

	Years ended December 31,
	2018	2019	2020

Balance at the beginning of the year	—	241	133
Allowance made during the year	241	274	2,032
Write-off during the year	—	(382)	—
Foreign exchange impact	—	—	(2)
Balance at the end of the year	241	133	2,163

During the years ended December 31, 2018, 2019 and 2020, the Company made an allowance on accounts receivable of RMB241, RMB274 and RMB2,032, respectively.

Deferred Revenue

The opening and closing balances of the Company’s deferred revenue are as following:

Deferred revenue

Beginning balance as of January 1, 2020	105,735
Increase	5,804

Closing balance as of December 31, 2020	111,539

The difference between the opening and closing balances of the Company’s deferred revenue primarily results from the timing difference between the satisfaction of the Company’s performance obligation and the customer’s payment. As of December 31, 2019 and 2020, the deferred revenue expected to be recognized as revenue after one year amounted to RMB15,419 and RMB14,871, respectively, were recorded in other long-term liabilities in the consolidated balance sheet. The amounts of revenue recognized during the years ended December 31, 2018, 2019 and 2020 from the opening deferred revenue balance was RMB43,192, RMB66,500 and RMB96,084, respectively.

Remaining performance obligations

The Company elected to apply the practical expedient that allows the Company not to disclose the remaining performance obligations for variable considerations. This includes usage-based contracts for certain colocation and managed hosting services.

As of December 31, 2020, approximately RMB 2,261,990 of total revenues and deferred revenues, excluding any variable considerations, are expected to be recognized in future periods, the majority of which will be recognized over the next four years.